Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2020
Recently adopted accounting pronouncements
Recently adopted accounting pronouncements
Adoption of ASU
2016-13
In June 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-13,
Measurement of Credit Losses on Financial Instruments
, which replaces the incurred loss impairment guidance in legacy GAAP and establishes a single allowance framework for financial assets carried at amortized cost with a methodology that requires consideration of a broader range of information to estimate credit losses. The Group adopted ASC 326,
Credit Losses
(“ASC 326”) on January 1, 2020, using a modified retrospective transition method, which resulted in a cumulative-effect adjustment to increase the opening balance of accumulated deficit on January 1, 2020 by RMB94,048.
The Group maintains an allowance for credit losses for accounts receivable and contract assets, which is recorded as an offset to accounts receivable and contract assets, and the estimated credit losses charged to the allowance is classified as “Selling, general and administrative” in the condensed consolidated statements of comprehensive loss. When similar risk characteristics exist, the Group assesses collectability and measures expected credit losses on a collective basis for a pool of assets, whereas if similar risk characteristics do not exist, the Group assesses collectability and measures expected credit losses on an individual asset basis. In determining the amount of the allowance for credit losses, the Group considers historic collection experience, the age of the accounts receivable and contract assets balances, credit quality of the Group’s customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the customer’s ability to pay.
The allowance for credit losses on accounts receivable and contract assets
, including amounts due from related parties,

was RMB151,799 and RMB400,719 (US$59,020) as of December 31, 2019 and September 30, 2020, respectively. The provisions and write-offs charged against the allowance were RMB214,388 (US$31,576) and RMB49,194 (US$7,245), respectively, for the nine months ended September 30, 2020.
For debt securities, the allowance for credit losses reflects the Company’s estimated expected losses over the contractual lives of the debt securities and is recorded as a charge to “Other income, net” in the condensed consolidated statements of comprehensive loss. Estimated allowances of credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions.
Adoption of ASU 2017-04
In January 2017, the FASB issued ASU
2017-04,
Simplifying the Test for Goodwill Impairment
, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, versus determining an implied fair value in Step two to measure the impairment loss. The Company adopted this guidance on a prospective basis on January 1, 2020 with no material impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.
Adoption of ASU
2019-02
In March 2019, the FASB issued ASU
2019-02,
Improvements to Accounting for Costs of Films and License Agreements for Program Materials
(“ASU
2019-02”)
which includes the following major changes from previous legacy GAAP that are applicable to the Group:

•	The content distinction for capitalization of production costs of an episodic television series and production costs of films is removed;

•
Entities are required to test films and license agreements for program material for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements;

•	Entities shall assess estimates of the use of a film in a film group and account for such changes prospectively;

•	Cash outflows for the costs incurred to obtain rights for both produced and licensed content are required t o be reported as operating cash outflows in the statement of cash flows.
The Group adopted ASU
2019-02
on January 1, 2020, using a prospective transition method. For the nine months ended September 30, 2020, cash outflows for the costs incurred to acquired licensed copyrights are reported as operating cash outflows in the Group’s condensed consolidated statement of cash flows whereas they were reported as investing cash outflows prior to the adoption of ASU
2019-02.
There was no material impact to the condensed consolidated balance sheet or condensed consolidated statement of comprehensive loss. See the Group’s updated accounting policies for Produced Content and Licensed Copyrights below for further details.

To supplement cash flow disclosure of operating activities in 2020, cash paid for content, which includes both licensed copyrights and produced content, is RMB11,941,392 (US$1,758,777) for the nine months ended September 30, 2020.

Produced content, net
Produced content, net
The Group produces original content
in-house
and collaborates with external parties. Produced content primarily consists of films, episodic series, variety shows and animations. The costs incurred in the physical production of original content includes direct production costs, production overhead and acquisition costs. Production costs for original content that are predominantly monetized in a film group are capitalized and reported separately as non-current
assets with caption of “Produced content, net” on the condensed consolidated balance sheets. Production costs for original content predominantly monetized on its own are capitalized to the extent that they are recoverable from total revenues expected to be earned (“ultimate revenue”); otherwise, they are expensed as cost of revenues. Ultimate revenue estimates include revenue expected to be earned from all sources, including exhibition, licensing, or exploitation of produced content if the Group has demonstrated a history of earning such revenue. The Group estimates ultimate revenue to be earned during the economic useful lives of produced content based on anticipated release patterns and historical results of similar produced content, which are identified based on various factors, including cast and crew, target audience and popularity. Produced content also includes cash expenditures made to acquire a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Exploitation costs are expensed as incurred.
For produced content that is predominantly monetized in a film group, the Group amortizes film costs using an accelerated method based on historical and estimated future viewership consumption patterns. For produced content that is monetized on its own, the Group amortizes film costs using an accelerated method based on historical and estimated usage patterns of similar produced content, which represents the Group’s best estimate of usage. Based on the estimated patterns, the Group amortizes produced content within ten years, beginning with the month of first availability and such costs are included in “Cost of revenues” in the condensed consolidated statement of comprehensive loss.

Licensed copyrights, net
Licensed copyrights, net
Licensed copyrights consist of professionally-produced content such as films, television series, variety shows and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability is recorded when the cost of the content is known, the content is accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s websites. Licensed copyrights are presented on the condensed consolidated balance sheet as current and non-current
based on estimated time of usage.
The Group’s licensed copyrights include the right to broadcast and, in some instances, the right to sublicense. The broadcasting right, refers to the right to broadcast the content on its own websites and the sublicensing right, refers to the right to sublicense the underlying content to external parties. When licensed copyrights include both broadcasting and sublicensing rights, the content costs are allocated to these two rights upon initial recognition, based on the relative proportion of the estimated total revenues that will be generated by each right over its economic useful lives.
For the right to broadcast the contents on its own websites that generates online advertising and membership services revenues, the content costs are amortized using an accelerated method based on historical and estimated future viewership consumption patterns by categories over the shorter of each content’s contractual period or economic useful lives within ten years, beginning with the month of first availability. Estimates of future viewership consumption patterns and economic useful lives are reviewed periodically, at least on an annual basis and revised, if necessary. Revisions to the amortization patterns are accounted for as a change in accounting estimate prospectively in accordance with ASC topic 250 (“ASC 250”),
Accounting Changes and Error Corrections.
For the right to sublicense the content to external parties that generates direct content distribution revenues, the content costs are amortized based on its estimated usage pattern and recorded as cost of revenues.

Change in accounting estimates of licensed copyrights and produced content
Change in accounting estimates of licensed copyrights and produced content
In
 2020, the Group reviewed and revised its estimates of the estimated future viewership consumption patterns and extended the estimated
useful lives of its licensed copyrights and produced content to better reflect the usage of these content assets. As a result of these revisions, amortization expense decreased by
 RMB
398,469 (US$58,688)
, net loss decreased by
RMB398,469
(US$58,688), and basic and diluted net loss per Class A and Class B ordinary share decreased by RMB0.08 (US$0.01) for the nine
months ended September 30, 2020.

Impairment of licensed copyrights and produced content
Impairment of licensed copyrights and produced content
Our business model is mainly subscription and advertising based, as such the majority of the Group’s content assets (licensed copyrights and produced content) are predominantly
m
onetized with other content assets, whereas a smaller portion of the Group’s content assets are predominantly monetized at a specific title level such as variety shows and investments in a proportionate share of certain rights to films including profit sharing, distribution and/or other rights. Because the identifiable cash flows related to content launched on our Mainland China platform are largely independent of the cash flows of other content launched on our overseas platform, the Group has identified two separate film groups. The Group reviews its film groups and individual content for impairment when there are events or changes in circumstances that indicate the fair value of a film group or individual content may be less than its unamortized costs. Examples of such events or changes in circumstances include, a significant adverse change in technological, regulatory, legal, economic, or social factors that could affect the fair value of the film group or the public’s perception of a film or the availability of a film for future showings, a significant decrease in the number of subscribers or forecasted subscribers, or the loss of a major distributor, a change in the predominant monetization strategy of a film that is currently monetized on its own, actual costs substantially in excess of budgeted costs, substantial delays in completion or release schedules, or actual performance subsequent to release failing to meet expectations set before release such as a significant decrease in the amount of ultimate revenue expected to be recognized.
When such events or changes in circumstances are identified, the Group assesses whether the fair value of an individual content (or film group) is less than its unamortized film costs, determines the fair value of an individual cont
e
nt (or film group) and recognizes an impairment charge for the amount by which the unamortized capitalized costs exceed the individual content’s (or film group’s) fair value. The Group mainly uses an income approach to determine the fair value of an individual content or film group, for which the most significant inputs include forecasted future revenues, costs and operating expenses attributable to the film group and the discount rate. An impairment loss attributable to a film group is allocated to individual licensed copyrights and produced content within the film group on a pro rata basis using the relative carrying values of those assets as the Group cannot estimate the fair value of individual contents in the film group without undue cost and effort.

Comparative Information
Comparative Information
Certain items in the assets of the VIEs and VIEs’ subsidiaries included in the Company’s condensed consolidated balance sheets have been adjusted to conform with the current year’s presentation to facilitate comparison.

Convenience translation
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.7896 per US$1.00 on September 30, 2020, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Use of estimates
Use of estimates
The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the standalone selling prices of performance obligations of revenue contracts, accrued sales rebates for online advertising revenues, the allowance for credit losses of accounts receivable, contract assets and debt securities, future viewership consumption patterns and useful lives of licensed copyrights and produced content, future revenues generated by the broadcasting and sublicensing rights of content assets (licensed and produced) , useful lives of certain finite-lived intangible assets, fair values of certain debt and equity investments, recoverability and useful lives of long-lived assets, recoverability of indefinite-lived intangible assets and goodwill, ultimate revenue of produced content predominantly monetized on its own, fair values of licensed copyrights and produced content monetized as a film group or individually, the purchase price allocation and fair value of noncontrolling interests with respect to business combinations, fair value of nonmonetary content exchanges, fair value of financial instruments, fair value of share options to purchase the Company’s ordinary shares, forfeiture rates for share options granted, valuation allowances on deferred tax assets and income tax uncertainties, among others. Management bases these estimates on its historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Revenue recognition
Revenue recognition
The Group’s revenues are derived principally from membership services, online advertising services and content distribution. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services. Value added taxes (“VAT”) are presented as a reduction of revenues.
The Group’s revenue recognition policies are as follows:
Membership services
The Group offers membership services to subscribing members with various privileges, which primarily including access to exclusive and ad-free
streaming of premium content 1080P/4K high-definition video, Dolby Audio, and accelerated downloads and others. When the receipt of membership fees is for services to be delivered over a period of time, the receipt is initially recorded as deferred revenue and revenue is recognized ratably over the membership period as services are rendered. Membership services revenue also includes fees earned from subscribing members for on-demand
content purchases and early access to premium content. The Group is the principal in its relationships where partners, including consumer electronics manufacturers (TVs and cell phones), mobile operators and internet service providers, provide access to the membership services as the Group retains control over its service delivery to its subscribing members. Typically, payments made to the partners, such as for payment processing services, are recorded as cost of revenues. For the sale of the right to services, such as cooperation with other parties’ memberships, the Group recognizes revenue on a net basis when the Group does not control the specified services before they are transferred to the customer.

Online advertising services
The Group sells advertising services primarily to third-party advertising agencies and a small portion are sold d
i
rectly to advertisers. Advertising contracts are signed to establish the price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its websites in different formats, including but not limited to video, banners, links, logos, brand placement and buttons. The Group performs a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For contracts where the Group provides customers with multiple performance obligations, primarily for advertisements to be displayed in different spots, placed under different forms and occur at different times, the Group would evaluate all the performance obligations in the arrangement to determine whether each performance obligation is distinct. Consideration is allocated to each performance obligation based on its standalone selling price and revenue is recognized as each performance obligation is satisfied through the Group’s display of the advertisements in accordance with the revenue contracts.
The Group provides various sales incentives to its customers for meeting certain cumulative purchase volume requirements, including cash rebates to certain third-party advertising agencies and noncash credits which can be used to acquire future online advertising services in certain bundled arrangements, which are negotiated on a contract by contract basis with customers. The Group accounts for cash rebates granted to customers as variable consideration which is measured based on the most likely amount of incentive to be provided to customers. Noncash credits granted to customers are considered options to acquire additional services that provide customers with a material right. The contract consideration related to these customer options to acquire additional services are deferred and recognized as revenue when future services are transferred or when the options expire.
Content distribution
The Group generates revenues from
sub-licensing
content licensed from vendors for cash or through nonmonetary exchanges mainly with other online video broadcasting companies. The exclusive licensing agreements the Group enters into with the vendors has a specified license period and provides the Group rights to sub-license
these contents to other parties. The Group enters into a
non-exclusive
sub-license
agreement with a
sub-licensee
for a period that falls within the original exclusive license period. For cash sub-licensing
transactions, the Group is entitled to receive the
sub-license
fee under the
sub-licensing
arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee
(which is provided at or before the beginning of the
sub-license
period). The
sub-licensing
of content represents a license of functional intellectual property which grants a right to use the Group’s licensed copyrights and is recognized at the point in time when the licensed copyright is made available for the customer’s use and benefit.
The Group also enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provide rights for each party to broadcast the licensed copyrights received on its own website only. Each transferring party retains the right to continue broadcasting the exclusive content on its own website and/or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges based on the fair value of the asset received. Barter sublicensing revenues are recognized in accordance with the same revenue recognition criteria above. T
h
e Group estimates the fair value of the licensed copyrights received using a market approach based on various factors, including the purchase price of similar non-exclusive
and/or exclusive contents, broadcasting schedule, cast and crew, theme and box office. The attributable cost of sublicensing transactions, whether for cash or through nonmonetary exchanges, is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright.
The Group recognized barter sublicensing revenues of RMB493,570 and RMB957,675 (US$141,050) and related costs of RMB411,921 and RMB710,199 (US$104,601) for the nine months ended September 30, 2019 and 2020, respectively.
Others
Other revenues mainly include revenues from live broadcasting and online games.
Live broadcasting
The Group operates a live broadcasting platform, iQIYI Show, whereby users can follow their favorite hosts and shows in real time through live broadcasting. Users can purchase virtual currency for usage in iQIYI Show to acquire consumable virtual gifts, which are simultaneously presented to hosts to show their support or time-based virtual items, which enables users to enjoy additional functions and privileges for a specified time period.
The Group operates the live broadcasting platform and determines the price of virtual items sold. Therefore, revenues derived from the sale of virtual items are recorded on a gross basis as the Group acts as the principal in the transaction. Costs incurred from services provided by the hosts are recognized as cost of revenues. To facilitate the sale of virtual items, the Group bundles special privileges and virtual items as a package at a discounted price and the Group allocates the arrangement consideration to each performance obligation based on their relative standalone selling prices. Revenue from the sale of consumable virtual gifts is recognized when consumed by the user, or, in the case of time-based virtual items, recognized ratably over the period each virtual item is made available to the user. Virtual currency sold but not yet consumed by the purchasers is recorded as “Customer advances and deferred revenue” on the condensed consolidated balance sheets.
Online games
The Group operates mobile games including both self-developed and licensed mobile games and generates mobile game revenues from the sale of in-game
virtual items, including items, avatars, skills, privileges or other in-game
consumables, features or functionality, within the games.
The Group records revenue generated from mobile games on a gross basis if the Group acts as the principal in the mobile game arrangements under which the Group controls the specified services before they are provided to the customer. In addition, the Group is primarily responsible for fulfilling the promise to provide maintenance services and has discretion in setting the price for the services to the customer. Otherwise, the Group records revenue on a net basis based on the ratios pre-determined
with the online game developers when all the revenue recognition criteria set forth in ASC 606 are met, which is generally when the user purchases virtual currencies issued by the game developers.
For transactions where the Group is the principal, the Group determines that the in-game
virtual items are identified as performance obligations. The Group provides on-going
services to the
end-users
who purchase virtual items to gain an enhanced game-playing experience. Accordingly, the Group recognizes revenues ratably over the estimated average playing period of these paying players, starting from the point in time when virtual items are delivered to the players’ accounts.
Contract balances
When either party to a revenue contract has performed, the Group presents the contract in the condensed consolidated balance sheets as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
Contract assets represent unbilled amounts related to the Group’s rights to consideration for advertising services delivered and are included in “Prepayments and other assets” on the condensed consolidated balance sheets. As of December 31, 2019, and September 30, 2020, contract assets were RMB1,875,704 and RMB1,590,327 (US$234,230), respectively, net of an allowance for credit losses of RMB7,225 and RMB11,389 (US$1,677), respectively.
Contract liabilities are the Group’s obligation to transfer goods or services to customers for which the Group has received consideration from customers, which are
 comprised of: i) payments received for membership fees and other services; ii) virtual currency sold for which the corresponding services have not yet been provided to
customers
;
and
iii) noncash credits granted to customers. Contract liabilities are primarily presented as “Customer advances and deferred revenue” on the condensed consolidated balance sheets. Balances of contract liabilities were RMB3,954,763 and RMB3,957,230 (US$582,837) as of December 31, 2019 and September 30, 2020, respectively. Revenue recognized for the nine months ended September 30, 2020 that was included in contract liabilities as of January 1, 2020 was RMB2,694,143 (US$396,804).
Practical Expedients and Exemptions
The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

Concentration of credit risks
Concentration of credit risks
Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and contract assets. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of September 30, 2020, the Group has RMB3,818,781 (US$562,445) in cash, cash equivalents and restricted cash, which is held in cash and demand deposits with several financial institutions primarily in the PRC and Hong Kong. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.
Accounts receivable and contract assets are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for credit losses and actual losses have generally been within management’s expectations. As of December 31, 2019, and September 30, 2020, the Group had no single customer with a balance exceeding 10% of the total accounts receivable and contract assets balance.

Going concern
Going concern
The accompanying condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company had a working capital deficit of RMB4,940.0 million (US$727.6 million) as of September 30, 2020. In accordance with the terms of the Company’s US$750 million 2023 Convertible Senior Notes
,
the holders of the notes may request the Company to repurchase a portion or all of the outstanding notes on December 1, 2021.
In order to address its working capital deficit as of September 30, 2020 and to meet its obligations as they become due within one year after the date that the interim condensed consolidated financial statements are issued, the Company may rely on debt financing on fully implemented but unused credit lines from commercial banks
, additional financing generated through the sale of the Company’s debt and/or equity securities and financial support from shareholder. The Company believes its current cash and cash equivalents, restricted cash, short-term investments, proceeds expected from future financings and available
financial support from shareholder will provide sufficient funds to meet the Company’s obligations as they become due, and there is no substantial doubt raised about the Company’s ability to continue as a going concern.

Impact of COVID-19
Impact of COVID-19
During the nine months ended September 30, 2020,
COVID-19
has had limited impact on the Group’s operations, including delays in the production and scheduling of certain new content, lower work efficiency and productivity and service quality. However,
COVID-19
has also resulted in a decline in the Group’s online advertising revenues, an increase in expected credit losses and impairment charges to the Group’s content assets. There are still uncertainties of
COVID-19’s
future impact, and the extent of the impact will depend on a number of factors, including the duration and severity of the pandemic; the uneven impact to certain industries; and the macroeconomic impact of government measures to contain the spread of
COVID-19
and related government stimulus measures. As a result, certain of the Group’s estimates and assumptions, including the allowance for credit losses, the valuation of non-marketable
equity securities and fair value of financial assets or long-lived assets subject to impairment assessments and fair value of film group, require increased judgment and carry a higher degree of variability and volatility that could result in material changes to the Group’s estimates in future periods.
For further information of other significant accounting policies, see Note 2 to the consolidated financial statements included in the Company’s annual report on Form
20-F
for the year ended December 31, 2019, filed with the Commission on March 12, 2020.

Recently issued but not yet adopted accounting pronouncements
Recently issued but not yet adopted accounting pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”),
which focuses on amending the legacy guidance on convertible instruments and the derivatives scope exception for contracts in an entity’s own equity. ASU
2020-06
simplifies an issuer’s accounting for convertible instruments by reducing the number of accounting models that require separate accounting for embedded conversion features. ASU
2020-06
also simplifies the settlement assessment that entities are required to perform to determine whether a contract qualifies for equity classification. Further, ASU
2020-06
enhances information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share
(EPS) guidance, i.e., aligning the diluted EPS calculation for convertible instruments by requiring that an entity use the if-converted
method and that the effect of potential share settlement be included in the diluted EPS calculation when an instrument may be settled in cash or shares, adding information about events or conditions that occur during the reporting period that cause conversion contingencies to be met or conversion terms to be significantly changed. This update will be effective for the Group’s fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the new guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Group is currently in the process of evaluating the impact of adopting ASU
2020-06
on its consolidated financial statements and related disclosure.